Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Shares
11.	CONVERTIBLE REDEEMABLE PREFERRED SHARES

In January 2018, the Company issued 78,824,567 Series E convertible redeemable preferred shares with an issue price of US$3.1716 per share to a group of investors for a total consideration of RMB1,603,837 (equivalent to US$250,000).

In June 2020, the Company issued 33,186,759 Series F convertible redeemable preferred shares with an issue price of US$3.6159 per share to an investor for a total consideration of RMB849,528 (equivalent to US$120,000).

The key terms of the Series B, Series B+, Series C, Series D, Series E and Series F convertible redeemable preferred shares are summarized as follows:

11.	CONVERTIBLE REDEEMABLE PREFERRED SHARES - continued

Conversion

Each holder of convertible redeemable preferred shares shall have the right, at such holder's sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) share dividends, subdivisions, combinations or consolidation of ordinary shares, (2) reclassification, exchange and substitution, and (3) issuance of new securities at a price per share less than the applicable conversion price in effect on the date of and immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.

Each preferred share shall automatically be converted into ordinary shares, based on the then applicable conversion price for each convertible redeemable preferred share, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares upon (i) the closing of the Qualified IPO as defined below, or (ii) the written consent of (A) the holders holding a majority of the then outstanding Series B convertible redeemable preferred shares, or (B) written consent of the requisite holders holding Series B+ convertible redeemable preferred shares, or (C) written consent of the holders holding at least eighty percent (80%) of the then outstanding Series C convertible redeemable preferred shares, or (D) written consent of the requisite holders holding Series D convertible redeemable preferred shares, or (E) written consent of the requisite holders holding Series E convertible redeemable preferred shares, or (F) written consent of the requisite holders holding Series F convertible redeemable preferred shares.

Qualified IPO is defined as a public offering of the ordinary shares of the Company on the Nasdaq Global Market System, the Main Board or the Growth Enterprise Market of the Hong Kong Stock Exchange, or any other recognized regional or national securities exchange acceptable to the requisite preferred shares holders, with an offering price (exclusive of underwriting commissions and expenses) that reflects the equity valuation of the Company immediately prior to such offering being not less than US$2,000,000 and the gross proceeds to be received by the Company from which public offering are not less than US$100,000, as amended upon the issuance of Series F convertible redeemable preferred shares.

Redemption

The holders of convertible redeemable preferred shares shall have the right to redeem if the Qualified IPO has not been consummated by the 48th month from the Series F convertible redeemable preferred shares original issue date, the Company shall redeem, out of funds legally available,

(i)

all but not less than all of the issued and outstanding Series F convertible redeemable preferred shares at the request of holders of a majority vote of outstanding Series F convertible redeemable preferred shares, voting as a separate class, at the applicable redemption price;

(ii)

all but not less than all of the issued and outstanding Series E convertible redeemable preferred shares at the request of holders of a majority vote of outstanding Series E convertible redeemable preferred shares, voting as a separate class, at the applicable redemption price;

(iii)

all but not less than all of the issued and outstanding Series D convertible redeemable preferred shares upon the affirmative consent of requisite Series D investors, at the applicable redemption price;

11.	CONVERTIBLE REDEEMABLE PREFERRED SHARES - continued

Redemption - continued

(iv)

all but not less than all of the issued and outstanding Series C convertible redeemable preferred shares at the request of holders of a majority vote of outstanding Series C convertible redeemable preferred shares, voting as a separate class, at the applicable redemption price; and/or

(v)

all but not less than all of the issued and outstanding Series B convertible redeemable preferred shares and Series B+ convertible redeemable preferred shares at the request of holders of a majority vote of outstanding Series B and Series B+ convertible redeemable preferred shares, voting as a separate class, at the applicable redemption price.

In the case of events with material adverse effect occurred, the Company shall, at any time, at the request of any holder of Series D convertible redeemable preferred shares or any holder of Series E convertible redeemable preferred shares or any holder of Series F convertible redeemable preferred shares, redeem, out of funds legally available therefore including capital, all but not less than all of the issued and outstanding Series D convertible redeemable preferred shares or Series E convertible redeemable preferred shares or Series F convertible redeemable preferred shares held by such investors.

The applicable redemption price per share is equal to the greater of

(i)

the amount of one hundred percent (100%) of the applicable Series B issue price, one hundred percent (100%) of the applicable Series B+ issue price, one hundred percent (100%) of the applicable Series C issue price, one hundred percent (100%) of the applicable Series D issue price, one hundred percent (100%) of the applicable Series E issue price, one hundred percent (100%) of the applicable Series F issue price with an fifteen percent (15%) compound per annum return (if the period is less than one year, such return shall be calculated pro rata) calculating from the applicable Series B issue date, Series B+ issue date, Series C issue date, Series D issue date, Series E issue date, or Series F issue date (as the case may be) to the redemption price payment date, plus any accrued but unpaid dividends thereon up to the date of redemption, and

(ii)

the fair market value of such class of convertible redeemable preferred shares, the valuation of which shall be determined through an independent appraisal performed by a reputable appraisal firm mutually agreed upon by the holder of a majority of the such class of convertible redeemable preferred shares (voting as a separate class and on an as-converted basis) and the Company; provided that such valuation shall not take into account any liquidity or minority interest discounts.

11.CONVERTIBLE REDEEMABLE PREFERRED SHARES - continued

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions shall be made in the following manner (after satisfaction of all creditors' claims and claims that may be preferred by law):

(i)

The holders of Series A convertible preferred shares (Note 13), Series B/B+ convertible redeemable preferred shares, Series C convertible redeemable preferred shares, Series D convertible redeemable preferred shares, Series E convertible redeemable preferred shares and Series F convertible redeemable preferred shares (collectively "Preferred Shares") shall be entitled to receive the amount equal to 100% of their respective issue prices, plus all declared but unpaid dividends on such Preferred Shares. The liquidation preference is exercised in the sequence of Series F convertible redeemable preferred shares, Series E convertible redeemable preferred shares, Series D convertible redeemable preferred shares, Series C convertible redeemable preferred shares, Series B/B+ convertible redeemable preferred shares and Series A convertible preferred shares.

(ii)

If there are any assets or funds remaining after distribution in full to the holders of Preferred Shares, the remaining assets and funds of the Group that is legally available for distribution to the shareholders shall be distributed to the holders of the Preferred Shares and ordinary shares ratably amongst them in proportion to the number of ordinary shares held by them on an as-converted basis.

Dividends

(i)

Each holder of convertible redeemable preferred shares shall be entitled to receive noncumulative dividend at the rate of eight percent (8%) of the applicable Series B issue price, Series B+ issue price, Series C issue price, Series D issue price, Series E issue price or Series F issue price as the case may be, per annum for each such share held by such holder, payable out of funds or assets when and as such funds or assets become legally available therefore on parity with each other, prior and in preference to, and satisfied before, any dividend on any other class or series of shares. Such dividends shall be payable only when, as, and if declared by the Board of Directors.

(ii)

No dividend or distribution, whether in cash, in property, or in any other shares of the Group, shall be declared, paid, set aside or made with respect to the ordinary shares at any time unless all accrued but unpaid dividends on the convertible redeemable preferred shares set forth in term (i), if any, have been paid in full, and a distribution is likewise declared, paid, set aside or made, respectively, at the same time with respect to each outstanding convertible redeemable preferred shares such that the dividend or distribution declared, paid, set aside or made to the holder thereof shall be equal to the dividend or distribution that such holder would have received pursuant to this term if such convertible redeemable preferred shares had been converted into ordinary shares immediately prior to the record date for such dividend or distribution, or if no such record date is established, the date such dividend or distribution is made, and if such share then participated in and the holder thereof received such dividend or distribution.

11.	CONVERTIBLE REDEEMABLE PREFERRED SHARES - continued

Voting Rights

Subject to the provisions of Sixth Amended and Restated Memorandum and Articles (including any Article providing for special voting rights), at all general meetings of the Group: (a) the holder of each ordinary share issued and outstanding shall have one vote in respect of each ordinary share held, and (b) the holder of Preferred Shares shall be entitled to such number of votes as equals the whole number of ordinary share into which such holder's collective Preferred Shares are convertible immediately after the close of business on the record date of the determination of the Group's members entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Group's members is solicited, to the extent that the statute or the articles allow the Preferred Shares to vote separately as a class or series with respect to any matters, the Preferred Shares, shall have the right to vote separately as a class or series with respect to such matters.

Accounting for the Convertible Redeemable Preferred Shares

The Group has classified the convertible redeemable preferred shares as mezzanine equity as these preferred shares are redeemable upon the occurrence of an event not solely within the control of the Group. In addition, the Group accretes changes in the redemption value of the convertible redeemable preferred shares based on the higher of (i) the subscription price plus a pre-determined compounded annualized return set forth in the agreement and (ii) fair market value. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit.

The Group has determined that there was no beneficial conversion feature attributable to all preferred shares because the initial effective conversion price of these preferred shares was higher than the fair value of the Group's common shares determined by the Group taking into account independent valuations.

The following table summarized the roll forward of the carrying amount of the convertible redeemable preferred shares for the years ended December 31, 2018, 2019 and 2020:

	Series B	Series B+	Series C	Series D	Series E	Series F	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
January 1, 2018	322,238	503,116	488,780	928,472	-	-	2,242,606
Issuance	-	-	-	-	1,588,067	-	1,588,067
Accretion	(32,313)	(50,491)	(44,257)	139,272	232,160	-	244,371
December 31, 2018	289,925	452,625	444,523	1,067,744	1,820,227	-	4,075,044
Issuance	-	-	-	-	-	-	-
Accretion	40,892	63,844	60,198	160,161	275,440	-	600,535
December 31, 2019	330,817	516,469	504,721	1,227,905	2,095,667	-	4,675,579
Issuance	-	-	-	-	-	849,528	849,528
Accretion	559,428	873,734	804,702	170,197	292,699	137,231	2,837,991
Conversion	(890,245)	(1,390,203)	(1,309,423)	(1,398,102)	(2,388,366)	(986,759)	(8,363,098)
December 31, 2020	-	-	-	-	-	-	-

11.	CONVERTIBLE REDEEMABLE PREFERRED SHARES - continued

Accounting for the Convertible Redeemable Preferred Shares - continued

As of December 31, 2020, a summary of convertible redeemable preferred shares is as follows:

Series	Average Issue Price Per Share	Issue Date	Shares Issued	Shares outstanding as of January 1, 2019 and 2020	Issuance of convertible redeemable preferred shares	Conversion of the convertible redeemable preferred shares upon the IPO	Shares outstanding as of December 31, 2020	Proceeds from issuance, net of issuance cost	Carrying Amount as of December 31, 2020
	US$							RMB	RMB
B	0.1738	06/06/2013	34,815,112	34,544,762	-	(34,544,762)	-	37,122	-
B+	0.1849	09/06/2013	54,083,288	54,083,288	-	(54,083,288)	-	61,202	-
C	0.3586	04/12/2014	50,195,203	50,195,203	-	(50,195,203)	-	111,800	-
D	1.9923	03/09/2015	50,193,243	50,193,243	-	(50,193,243)	-	626,350	-
E	3.1716	01/12/2018	78,824,567	78,824,567	-	(78,824,567)	-	1,588,067	-
F	3.6159	06/26/2020	33,186,759	-	33,186,759	(33,186,759)	-	849,528	-
			301,298,172	267,841,063	33,186,759	(301,027,822)	-	3,274,069	-

Upon the completion of the IPO, all of the Company’s Preferred Shares were converted into Class A Ordinary shares on an one-to-one basis except for the 3,305,651 Series E convertible redeemable preferred shares held by the Founder, which were converted into Class B Ordinary shares on an one-to-one basis.